245 Summer Street Boston, MA 02210	Fidelity® Investments

January 7, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Securities Fund (the trust):
Fidelity Dividend Growth Fund Fidelity Blue Chip Value Fund File No. 002-93601

Ladies and Gentlemen:

On behalf of the trust, transmitted herewith pursuant to the Securities Act of 1933 and Rule 488 thereunder, is the trust’s Registration Statement on Form N-14. The purpose of this filing is to register shares of beneficial interest of 1) Fidelity Dividend Growth Fund, a series of Fidelity Securities Fund in connection with the proposed acquisition by Fidelity Dividend Growth Fund of all of the assets of Fidelity Advisor Dividend Growth Fund, a series of Fidelity Advisor Series I (File Nos. 002-84776 and 811-03785) and the assumption by Fidelity Dividend Growth Fund of the liabilities of Fidelity Advisor Dividend Growth Fund, solely in exchange for shares of Fidelity Dividend Growth Fund, and 2) Fidelity Blue Chip Value Fund, a series of Fidelity Securities Fund in connection with the proposed acquisition by Fidelity Blue Chip Value Fund of all of the assets of Fidelity Advisor Value Leaders Fund, a series of Fidelity Advisor Series VIII (File Nos. 002-86711 and 811-03855), and the assumption by Fidelity Blue Chip Value Fund of the liabilities of Fidelity Advisor Value Leaders Fund, solely in exchange for shares of Fidelity Blue Chip Value Fund (the “Reorganizations”). The Reorganizations are in connection with an Agreement and Plan of Reorganization (the “Agreement”).

In connection with the Reorganizations, filed herewith are the Notice to Shareholders, Proxy Statement and Prospectus (the “Proxy Statement”), Agreement, and Forms of Proxy to be sent to shareholders of Fidelity Advisor Dividend Growth Fund and Fidelity Advisor Value Leaders Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

The Special Meeting of Shareholders is scheduled to be held on April 16, 2025. It is expected that the Proxy Statement will be mailed to shareholders on or about February 19, 2025, more than 20 days before the meeting. Accordingly, pursuant to Instruction F of Form N-14, the Part B of the Form N-14 will not accompany the Proxy Statement sent to shareholders. As required by Instruction F, a statement indicating that documents are available upon oral or written request without charge is included in the Proxy Statement.

We would appreciate receiving Staff comments, if any, on this filing no later than January 27, 2025. Questions or comments regarding this filing should be directed to Renee Fuller at (603) 721-4221.

Sincerely,

/s/ Renee Fuller
Renee Fuller
Legal Product Group